INCOME TAXES - Provision (Benefit) for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ 3,101	$ 137
State			216	0
Foreign			248	0
Total Current			3,565	137
Deferred
Federal			69	0
State			(549)	0
Foreign			0	0
Total Deferred			(480)	0
Provision for income taxes	$ 117	$ 52	$ 3,085	$ 137